Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 7,983
Balance at end of the period	5,100		$ 7,983
Taxes
Disclosure of other provisions [line items]
Balance at beginning of the period	4,696		5,038	$ 6,717
Penalties and other charges	0		1	7
New contingencies	186		368	178
Cancellation and adjustments	(152)		(247)	(44)
Contingencies added in business combinations	0		0	104
Payments	(187)		(68)	(110)
Reversal of indemnifiable items		$ (1,177)
Effect of foreign currency exchange rates	(826)		(396)	(951)
Philippines disposal	0		0	(863)
Balance at end of the period	2,540		4,696	5,038
Labor
Disclosure of other provisions [line items]
Balance at beginning of the period	2,222		2,340	2,365
Penalties and other charges	228		249	279
New contingencies	227		465	205
Cancellation and adjustments	(51)		(273)	(109)
Contingencies added in business combinations	0		44	289
Payments	(561)		(401)	(20)
Effect of foreign currency exchange rates	(384)		(202)	(669)
Balance at end of the period	1,681		2,222	2,340
Legal
Disclosure of other provisions [line items]
Balance at beginning of the period	1,065		920	1,985
Penalties and other charges	8		94	86
New contingencies	193		128	61
Cancellation and adjustments	(141)		(45)	(9)
Contingencies added in business combinations	0		77	67
Payments	(111)		(44)	(251)
Effect of foreign currency exchange rates	(135)		(65)	(135)
Philippines disposal	0		0	(884)
Balance at end of the period	$ 879		$ 1,065	$ 920